Shareholder Report, Holdings (Details)_21	Jun. 30, 2024
Initial Class | Fluor Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
Initial Class | Cabot Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Initial Class | Viper Energy, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Initial Class | elf Beauty, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Initial Class | AZEK Co., Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
Initial Class | Verra Mobility Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
Initial Class | Applied Industrial Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
Initial Class | PROCEPT BioRobotics Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
Initial Class | Zurn Elkay Water Solutions Corp. Class C [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
Initial Class | Haemonetics Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
Initial Class | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	23.00%
Initial Class | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	18.70%
Initial Class | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%
Initial Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
Initial Class | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
Initial Class | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
Initial Class | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
Initial Class | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
Initial Class | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
Initial Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
Initial Class | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Initial Class | Domestic Equity [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
Service Class | Fluor Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
Service Class | Cabot Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Service Class | Viper Energy, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Service Class | elf Beauty, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Service Class | AZEK Co., Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
Service Class | Verra Mobility Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
Service Class | Applied Industrial Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
Service Class | PROCEPT BioRobotics Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
Service Class | Zurn Elkay Water Solutions Corp. Class C [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
Service Class | Haemonetics Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
Service Class | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	23.00%
Service Class | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	18.70%
Service Class | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%
Service Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
Service Class | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
Service Class | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
Service Class | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
Service Class | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
Service Class | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
Service Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
Service Class | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Service Class | Domestic Equity [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%